UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21126

          BlackRock Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Income Trust II
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock Municipal Income Trust II (BLE)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—152.4%
		Alabama—1.3%
AAA	$ 1,010	Birmingham, Wtr. Wks. & Swr. Brd., Wtr. Util. Impvt. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$1,021,989
		Birmingham, Spl. Care Fac. Fin. Auth. RB, Ascension Hlth. Proj.,
AA	1,825	Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	1,936,690
AA	1,825	Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	1,932,273
				4,890,952
		California—7.1%
A	2,250	Agua Caliente Band of Cahuilla Indians, Casinos Parimutuel Betting RB, 6.00%, 7/01/18	07/13 @ 100	2,454,075
A+	2,700	California GO, 5.00%, 6/01/34	12/14 @ 100	2,863,593
		Cnty. Tobacco Sec. Agcy. Pub. Impvts. Tobacco Settlement Funded RB,
NR	12,410	Stanislaus Cnty. Tobacco Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	411,268
BBB-	1,840	Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	188,987
BB	9,710	Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	460,545
A	3,500	Mobilehome Park Fin. Auth., St. Single Fam. Hsg. Local Hsg. RB, Millenium Hsg. Corp.
		Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,711,085
NR	4,620	San Francisco City & Cnty. Redev. Agcy., Pub. Impvt. ST, Mission Bay South Proj.
		6.625%, 8/01/27	08/11 @ 101	5,007,202
A+	5,000	Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hlth. Svcs.
		Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,355,150
AA-	5,755	Univ. of California, Coll. & Univ. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	5,952,051
				26,403,956
		Colorado—4.9%
AAA	1,375	City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,466,974
AA	10,000[3]	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. Initiatives
		Proj., Ser. A, 5.50%, 3/01/32	ETM	10,856,500
AAA	4,000	Northwest Pkwy. Pub. Hwy. Auth., Hwy. Impvts. Tolls RB, Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,292,360
Baa2	1,375	Park Creek Met. Dist., Misc. RB, 5.50%, 12/01/37	12/15 @ 101	1,468,321
				18,084,155
		District of Columbia—6.2%
A	1,265	Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	1,331,425
		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB,
BBB	7,500	6.50%, 5/15/33	No Opt. Call	9,058,950
BBB	11,500	6.75%, 5/15/40	05/11 @ 101	12,653,220
				23,043,595
		Florida—14.6%
BBB+	2,650	City of Leesburg, Hlth., Hosp. & Nursing Home RB, Leesburg Regl. Med. Ctr. Proj.,
		5.50%, 7/01/32	07/12 @ 100	2,788,860
AAA	3,990	Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	4,149,800
NR	20	Fishhawk Cmnty. Dev. Dist. II, Pub. Impvts. TA, Ser. B, 5.00%, 11/01/07	No Opt. Call	20,000
AAA	1,670	JEA, Wtr. Util. Impvts. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,711,299
NR	4,735	Lakes by the Bay South Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 6.25%, 5/01/34	05/14 @ 101	5,139,937
NR	3,125[4]	Live Oak Comm. Dev. Dist. No. 1, Pub. Impvts. SA, Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,366,563
BB+	6,230	Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Mt. Sinai Med. Ctr.
		Proj., 6.75%, 11/15/21	11/14 @ 100	7,226,613
A+	6,850	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys.,
		Inc. Proj., 5.625%, 11/15/32	11/12 @ 101	7,488,899
AA-	14,000[5]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Baycare Hlth. Sys., Inc.
		Proj., 5.50%, 5/15/13	N/A	15,461,040
NR	2,065	Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,261,320
NR	4,520	Sumter Cnty. Ind. Dev. Auth., Indl. Impvts. RB, 6.90%, 10/01/34, AMT	10/09 @ 100	4,746,994
				54,361,325

BlackRock Municipal Income Trust II (BLE) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Georgia—1.5%
AAA	$ 205	City of Atlanta, Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	$217,583
BBB	5,000	Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St.
		Univ. III Proj., 5.625%, 9/01/30	09/14 @ 101	5,451,200
				5,668,783
		Illinois—19.6%
NR	2,470[6]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,558,945
AAA	4,290	Chicago O'Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14 @ 100	4,571,553
		Fin. Auth.,
BB+	910	Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%,
		2/15/37	02/15 @ 100	940,403
AA+	1,880	Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%,
		8/15/43	08/14 @ 100	2,070,594
A+	7,500[5]	Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj., 5.65%, 11/15/09	N/A	8,010,450
BBB	2,310	Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	2,405,264
BBB	1,845	Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	1,910,627
Baa2	1,125	Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	1,166,085
Baa3	900	Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	932,859
A	8,000	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj., 5.50%,
		1/01/22	01/13 @ 100	8,579,760
		Met. Pier & Exposition Auth., Pub Impvts. St. Tax RB,
AAA	45,190	Ser. A, Zero Coupon, 6/15/33, MBIA	No Opt. Call	14,534,008
AAA	5,000	Ser. A, Zero Coupon, 6/15/40, MBIA	No Opt. Call	1,172,850
AAA	5,490	Mun. Elec. Agcy., Elec. Pwr., & Lt. Impvts. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	5,551,433
AAA	15,000	Sports Facs. Auth., Recreational Inc. Impvts. Misc. Tax RB, Zero Coupon, 6/15/30,
		AMBAC	06/15 @ 101	14,033,100
AAA	4,000[5]	Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.375%, 1/01/12,
		FGIC	N/A	4,334,920
				72,772,851
		Indiana—8.4%
AA+	5,000[5]	Hlth. Fac. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Credit Grp. Proj.,
		Ser. F, 5.375%, 11/15/12	N/A	5,501,150
AAA	19,735[5]	Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Util. Impvts. RB, Ser. A, 5.25%, 7/01/12,
		MBIA	N/A	21,389,582
AAA	4,200	Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	4,253,004
				31,143,736
		Maryland—1.8%
NR	3,000	Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj. Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,089,580
		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
BBB+	2,240	Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	2,414,630
A	1,000	Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	1,074,890
				6,579,100
		Massachusetts—0.9%
AA	3,145	Wtr. Res. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	3,363,735
		Michigan—0.7%
A1	2,305	Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Hlth. Alliance Plan Proj., Ser. A,
		5.25%, 11/15/46	11/16 @ 100	2,468,862
		Mississippi—1.6%
BBB	4,950	Lowndes Cnty., Indl. RB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	6,059,394
		Missouri—1.8%
NR	6,000	370 Missouri Bottom Rd. Taussig Rd. Transp. Dev. Dist. Hazelwood, Pub. Impvts. Sales
		Tax RB, 7.20%, 5/01/33	05/13 @ 100	6,728,100
		Multi-State—3.7%
		Charter Mac Equity Issuer Trust,
A3	1,000[6]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,081,900
A3	3,500[6]	Ser. A, 6.00%, 4/30/19	No Opt. Call	3,901,555
Baa1	5,000[6]	Ser. B, 6.00%, 4/30/15	No Opt. Call	5,454,300

BlackRock Municipal Income Trust II (BLE) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Multi-State—(cont'd)
Baa1	$ 3,000[6]	Ser. B, 6.30%, 4/30/19	No Opt. Call	$3,391,890
				13,829,645
		Nevada—2.8%
A+	2,855	Cnty. of Clark, Private Schs. RB, Alex Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	05/16 @ 100	3,015,737
NR	2,675	Henderson Local Impvt. Dist., Pub. Impvts. SA, 5.80%, 3/01/23	03/07 @ 103	2,760,573
AAA	4,400	Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	4,600,420
				10,376,730
		New Jersey—12.4%
		Econ. Dev. Auth.,
Baa3	10,000	Econ. Impvts. Elec., Pwr. & Lt. RB, Kapkowski Road Landfill Proj., 6.50%, 4/01/31,
		AMT	No Opt. Call	12,034,900
BBB	9,000	Econ. Impvts. Misc. RB, Cigarette Tax, 5.50%, 6/15/31	06/14 @ 100	9,631,170
BBB	4,000	Econ. Impvts. Misc. RB, Cigarette Tax, 5.75%, 6/15/34	06/14 @ 100	4,344,120
B	10,100	Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	10,842,148
Baa3	7,475	SA, Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,212,265
				46,064,603
		New Mexico—1.5%
Baa1	5,200	Hsg. Auth., St. Multi-Fam. Hsg. Local Hsg. RB, Yes Villa Del Oso LLC Proj., Ser. A,
		6.00%, 1/01/38	01/13 @ 102	5,485,532
		New York—10.2%
NR	985	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appreciation RB, Ser. A, 7.00%, 5/01/35	05/15 @ 102	985,640
AAA	2,845	Env. Facs. Corp., Swr. Impvts. Misc. RB, Ser. B, 5.00%, 6/15/31	06/12 @ 100	2,992,314
AA-	12,150	Liberty Dev. Corp., Indl. Impvts. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	No Opt. Call	14,453,640
AAA	3,775	Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,981,493
B	6,700	New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines
		Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	8,114,035
Caa1	7,325	Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Continental
		Airlines, Inc. Proj., 9.00%, 12/01/10, AMT	01/07 @ 100	7,492,010
				38,019,132
		North Carolina—2.2%
NR	7,500	Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	08/15 @ 100	8,073,750
		Ohio—2.6%
AAA	9,140	Air Qual. Dev. Auth., Rec. Recovery PCRB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34,
		FGIC	07/15 @ 100	9,518,213
		Oklahoma—1.2%
B	3,925	Tulsa Mun. Arpt. Trust Trustees, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser.
		A, 7.75%, 6/01/35, AMT	No Opt. Call	4,542,285
		Pennsylvania—5.4%
		Econ. Dev. Fin. Auth.,
A3	5,175	Trans. Impvts. Lease Renewal RB, Amtrack Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	5,575,286
BB-	8,425	Elec., Lt. & Pwr. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	06/11 @ 103	9,151,067
BBB+	5,000	Monroe Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Homes Impvts. RB, Pocono Hlth. Sys.
		Proj., 6.00%, 1/01/43	01/14 @ 100	5,447,350
				20,173,703
		Puerto Rico—1.6%
BBB	5,755	Comnwlth. Ad Valorem Ppty. Tax GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	6,105,710
		South Carolina—5.3%
		Greenwood Cnty. Hosp. RB, Self Mem. Hosp. Facs. Proj.,
A	3,280	5.50%, 10/01/26	10/11 @ 100	3,476,439
A	3,250	5.50%, 10/01/31	10/11 @ 100	3,438,793
		Jobs Econ. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
AA	3,750	Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA	08/11 @ 100	3,952,725
BBB+	5,000[5]	Palmetto Hlth. Alliance Proj.,6.875%, 8/01/13	N/A	5,938,131

BlackRock Municipal Income Trust II (BLE) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		South Carolina—(cont'd)
BBB+	$ 2,640	Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	$2,991,146
				19,797,234
		Tennessee—2.7%
AAA	20,405	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, Ser.
		A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	9,950,294
		Texas—17.9%
AAA	2,015	Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,102,753
BBB	20,000	Gulf Coast Wst. Disp. Auth., Indl. RB, Intl. Paper Co. Proj., Ser. A, 6.10%, 8/01/24, AMT	08/12 @ 100	21,667,400
AAA	25,375	Harris Cnty.-Houston Sports Auth., Lease RB, Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	5,610,159
		Lower Colorado River Auth., Misc. RB,
AAA	5[5]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,409
AAA	1,300	Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	1,371,058
AAA	930	Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO,
		4.75%, 3/01/30, MBIA	03/14 @ 100	958,709
		Tpke. Auth., Hwy. Impvt. Tolls RB,
AAA	73,370	Zero Coupon, 8/15/36, AMBAC	08/12 @ 24.171	13,871,332
AAA	65,000	Zero Coupon, 8/15/37, AMBAC	08/12 @ 22.708	11,545,950
AAA	27,600	Zero Coupon, 8/15/38, AMBAC	08/12 @ 21.384	4,616,376
AAA	4,575	Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	4,813,312
				66,562,458
		Virginia—6.3%
NR	13,065[4]	Alexandria Redev. & Hsg. Auth., Local Hsg. RB, Park Ctr. Assoc. Proj., Ser. A, 6.375%,
		4/01/34	04/08 @ 103	13,641,950
AAA	9,000	Halifax Cnty. Indl. Dev. Auth., Indl. RB, Old Dominion Elec. Coop. Proj., 5.625%,
		6/01/28, AMBAC, AMT	06/13 @ 101	9,958,500
				23,600,450
		Washington—1.9%
AAA	1,960	Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	2,101,845
AAA	4,820	Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser.
		A, 4.625%, 10/01/34, FGIC	10/16 @ 100	4,910,568
				7,012,413
		West Virginia—1.7%
AAA	1,115	Econ. Dev. Auth., Correctional Fac. Impvt. Lease RB, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,185,167
BBB+	5,000	Mason Cnty., Rec. Recovery Impvts. PCRB, Appalachian Pwr. Co. Proj., Ser. L, 5.50%,
		10/01/22	10/11 @ 100	5,192,800
				6,377,967
		Wisconsin—2.6%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
A-	3,930	Aurora Hlth. Care, Inc. Proj., 6.40%, 4/15/33	04/13 @ 100	4,428,599
A-	5,000	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/25	02/12 @ 101	5,382,050
				9,810,649
		Total Long-Term Investments (cost $513,351,542)		566,869,312
		SHORT-TERM INVESTMENTS—1.9%
		Nebraska—1.8%
A-1+	6,764[7]	American Pub. Energy Agcy., Natural Gas Util. Impvts. RB, Ser. A, 3.49%, 12/07/06,
		FRWD	N/A	6,764,000
	Shares
	(000)
		Money Market Fund—0.1%
	300	AIM Tax Free Cash Reserve Portfolio - Institutional Class	N/A	300,000
		Total Short-Term Investments (cost $7,064,000)		$7,064,000

BlackRock Municipal Income Trust II (BLE) (continued)
(Percentage of Net Assets)

Total Investments —154.3% (cost $520,415,5428)	$573,933,312
Other assets in excess of liabilities —1.0%	3,787,288
Preferred shares at redemption value, including dividends payable —(55.3)%	(205,612,195)
Net Assets Applicable to Common Shareholders—100%	$372,108,405

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.

[4]	Security is deemed to be of investment grade quality by the investment adviser.

[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 4.4% of its net assets, with a current market value of $16,388,590, in securities restricted as to resale.

[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of November 30, 2006.

[8]	Cost for federal income tax purposes is $520,394,637. The net unrealized appreciation on a tax basis is $53,538,675, consisting of $53,575,252 gross unrealized appreciation and $36,577 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	RAA	—	Radian Asset Assurance
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Municipal Income Trust II

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007